Derivative Financial Instruments - Summary of Cross Currency Swap Contracts (Detail) - Participating cross currency swap contracts [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 1,723,399	₺ 1,781,744
Cash flow effect	(1,124,026)	92,328
Gains recognized in profit or loss	1,221,599	414,157
Inflation adjustments	(674,270)	(564,830)
Ending balance	₺ 1,146,702	₺ 1,723,399